Retirement and Deferred Compensation Plans - Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.30%	3.90%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.90%	4.60%	3.70%
Expected long-term return on plan assets (as a percent)	5.50%	6.00%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Non-United States Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.20%	2.90%
Rate of compensation increase	2.20%	3.40%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.90%	4.10%	4.20%
Expected long-term return on plan assets (as a percent)	3.20%	4.50%	4.00%
Rate of compensation increase	2.60%	3.80%	3.60%